STF Tactical Growth ETF
Schedule of Investments
as of December 31, 2023 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Accommodation - 0.5%
Marriott International, Inc. - Class A	4,018	$906,099

Administrative and Support Services - 2.5%
Baker Hughes Co.	13,210	451,518
Booking Holdings, Inc.(a)	477	1,692,023
PayPal Holdings, Inc.(a)	14,653	899,841
PDD Holdings, Inc. - ADR(a)(b)	9,070	1,327,031
		4,370,413
Apparel Manufacturing - 0.5%
Lululemon Athletica, Inc.(a)(b)	1,653	845,162

Beverage and Tobacco Product Manufacturing - 2.9%
Coca-Cola Europacific Partners PLC(b)	6,248	416,992
Keurig Dr. Pepper, Inc.	19,162	638,478
Monster Beverage Corp.(a)	14,260	821,519
PepsiCo, Inc.	18,691	3,174,479
		5,051,468
Broadcasting (except internet) - 1.4%
Comcast Corp. - Class A	54,286	2,380,441
Broadcasting and Content Providers - 0.4%
Sirius XM Holdings, Inc.	52,179	285,419
Warner Bros Discovery, Inc.(a)	32,698	372,103
		657,522
Broadline Retail - 0.6%
MercadoLibre, Inc.(a)(b)	689	1,082,791

Chemical Manufacturing - 4.5%
Amgen, Inc.	7,287	2,098,801
AstraZeneca PLC - ADR(a)	7,919	533,345
Biogen, Inc.(a)	1,984	513,400
Gilead Sciences, Inc.	16,996	1,376,846
Moderna, Inc.(a)	5,308	527,881
Regeneron Pharmaceuticals, Inc.(b)	1,473	1,293,721
Vertex Pharmaceuticals, Inc.(a)	3,444	1,401,329
		7,745,323
Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 0.8%
Charter Communications, Inc. - Class A(a)	2,026	787,466
Ross Stores, Inc.	4,621	639,500
		1,426,966

Computer and Electronic Product Manufacturing - 30.7%(c)
Advanced Micro Devices, Inc.(a)	22,154	3,265,721
Analog Devices, Inc.	6,794	1,349,017
Apple, Inc.	82,245	15,834,631
Broadcom, Inc.	6,465	7,216,557
Cisco Systems, Inc.	55,289	2,793,200
Fortinet, Inc.(a)	10,382	607,658
GE HealthCare Technologies, Inc.	6,273	485,028
GLOBALFOUNDRIES, Inc.(a)	7,291	441,835
IDEXX Laboratories, Inc.(a)	1,141	633,312
Illumina, Inc.(a)	2,125	295,885
Intel Corp.	58,561	2,942,690
Lam Research Corp.	1,811	1,418,484
Marvell Technology, Inc.	11,762	709,366
Microchip Technology, Inc.	7,465	673,194
Micron Technology, Inc.	15,163	1,294,010
NVIDIA Corp.	13,048	6,461,631
NXP Semiconductors(b)	3,536	812,148
ON Semiconductor Corp.(a)	5,794	483,973
QUALCOMM, Inc.	15,142	2,189,987
Roper Technologies, Inc.	1,449	789,951
Texas Instruments, Inc.	12,486	2,128,364
		52,826,642

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 1.5%
Airbnb, Inc. - Class A(a)	5,992	815,751
Automatic Data Processing, Inc.	5,643	1,314,650
Verisk Analytics, Inc.	1,983	473,659
		2,604,060

Food Manufacturing - 1.1%
Kraft Heinz Co.	16,790	620,894
Mondelez International, Inc. - Class A	18,391	1,332,060
		1,952,954

Food Services and Drinking Places - 1.4%
Cintas Corp.	1,400	843,724
Starbucks Corp.	15,580	1,495,836
		2,339,560

Food Services and Drinking Places - 2.3%
Costco Wholesale Corp.	5,974	3,943,318
General Merchandise Retailers - 0.4%
Dollar Tree, Inc.(a)	2,873	408,110
Walgreens Boots Alliance, Inc.	11,310	295,304
		703,414

Machinery Manufacturing - 2.3%
Applied Materials, Inc.	11,548	1,871,584
ASML Holding - ADR(a)	1,207	913,602
KLA Corp.	1,867	1,085,287
		3,870,473

Merchant Wholesalers, Durable Goods - 0.7%
Copart, Inc.(a)	13,088	641,312
Fastenal Co.	7,824	506,760
		1,148,072

Miscellaneous Manufacturing - 1.3%
Dexcom, Inc.(a)	5,181	642,910
Intuitive Surgical, Inc.(a)	4,809	1,622,365
		2,265,275

Motion Picture and Sound Recording Industries - 0.2%
Take-Two Interactive Software, Inc.(a)	2,352	378,554

Motor Vehicle and Parts Dealers - 0.4%
O'Reilly Automotive, Inc.(a)	799	759,114

Motor Vehicle and Parts Dealers Total - 4.8%
Amazon.com, Inc.(a)	54,435	8,270,854
Web Search Portals, Libraries, Archives, and Other Information Services - 4.1%
CoStar Group, Inc.(a)	5,618	490,957
Meta Platforms, Inc. - Class A(a)	18,628	6,593,567
		7,084,524

Professional, Scientific, and Technical Services - 7.6% Alphabet Inc. - Class A(a)	31,319	4,374,951
Alphabet, Inc. - Class C (a)	30,303	4,270,602
CDW Corp.	1,808	410,995
Cognizant Tech Solutions - Class A(a)	6,870	518,891
Palo Alto Networks, Inc.(a)	4,313	1,271,817
Paychex, Inc.	4,952	589,833
Trade Desk, Inc. - Class A(a)	6,160	443,274
Workday, Inc. - Class A(a)	2,849	786,495
Zscaler, Inc.(a)	2,025	448,659
		13,115,517
Professional Scientific and Technical Services - 12.5%
Adobe Systems, Inc.(a)	6,238	3,721,591
Autodesk, Inc.(a)	2,923	711,692
Cadence Design Systems, Inc.(a)	3,719	1,012,944
Crowdstrike Holdings, Inc. - Class A(a)	3,084	787,407
Datadog, Inc. - Class A(a)	4,132	501,542
Microsoft Corp.	39,087	14,698,276
		21,433,452
Publishing Industries - 3.6%
ANSYS, Inc.(a)	1,160	420,941
Atlassian Corp. - Class A(a)(b)	2,052	488,089
DoorDash, Inc. – Class A(a)	5,103	504,636
Electronic Arts, Inc.	3,699	506,060
Intuit, Inc.	3,804	2,377,613
MongoDB, Inc.(a)	976	399,038
Splunk, Inc.(a)	2,297	349,948
Synopsys, Inc.(a)	2,066	1,063,804
		6,110,129

Rail Transportation - 0.5%
CSX Corp.	26,818	929,780

Rental and Leasing Services - 1.7%
Netflix, Inc.(a)	5,960	2,901,805

Support Activities for Mining - 0.2%
Diamondback Energy, Inc.	2,342	363,197

Telecommunications - 1.5%
T-Mobile U.S., Inc.	15,789	2,531,450

Transportation Equipment Manufacturing - 5.2%
Honeywell International, Inc.	9,087	1,905,635
PACCAR, Inc.	7,161	699,272
Tesla, Inc.(a)	25,343	6,297,229
		8,902,136

Truck Transportation - 0.4%
Old Dominion Freight Line, Inc.	1,493	605,158

Utilities - 1.2%
American Electric Power Co., Inc.	7,178	582,998
Constellation Energy Corp.	4,423	517,004
Exelon Corp.	13,668	490,681
Xcel Energy, Inc.	7,543	466,987
		2,057,670
TOTAL COMMON STOCKS (Cost $138,478,361)		171,563,293

TOTAL INVESTMENTS - 99.8% (Cost $138,478,361)		$171,563,293
Other Assets in Excess of Liabilities - 0.2%		307,265
TOTAL NET ASSETS - 100.0%		$171,870,558

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.

Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of December 31, 2023:

STF Tactical Growth ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$171,563,293	$–	$–	$171,563,293
Total Investments	$171,563,293	$–	$–	$171,563,293

Refer to the Schedule of Investments for industry classifications.